Average Annual Total Returns - VictoryShares US Large Cap High Div Volatility Wtd ETF	VictoryShares US Large Cap High Div Volatility Wtd ETF 1 Year	VictoryShares US Large Cap High Div Volatility Wtd ETF 5 Years	VictoryShares US Large Cap High Div Volatility Wtd ETF Life of Fund		VictoryShares US Large Cap High Div Volatility Wtd ETF After Taxes on Distributions 1 Year	VictoryShares US Large Cap High Div Volatility Wtd ETF After Taxes on Distributions 5 Years	VictoryShares US Large Cap High Div Volatility Wtd ETF After Taxes on Distributions Life of Fund		VictoryShares US Large Cap High Div Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	VictoryShares US Large Cap High Div Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares 5 Years	VictoryShares US Large Cap High Div Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares Life of Fund		Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes.) Life of Fund	Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index (reflects no deduction for fees, expenses or taxes.) Life of Fund
Total	(3.28%)	10.03%	9.03%	[1]	(4.15%)	9.18%	8.20%	[1]	(1.48%)	7.84%	7.04%	[1]	2.80%	9.74%	8.07%	(3.07%)	10.42%	9.41%

[1]	Inception date is July 8, 2015.